Revenue, Deferred Revenue and Remaining Performance Obligations - Disaggregation of Revenue by Timing of Service (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 176,991	$ 125,599	$ 174,886	$ 120,575
Ratable portion of subscription revenue
Disaggregation of Revenue [Line Items]
Revenue	151,084	107,435	148,977	100,084
Subscription revenue allocated to downloadable content
Disaggregation of Revenue [Line Items]
Revenue	$ 25,907	$ 18,164	$ 25,909	$ 20,491